Offerings	Apr. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due April 10, 2028
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 649,558,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,703.96
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3ASR (Registration Statement No. 333-289425), filed with the Securities and Exchange Commission on August 8, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due April 10, 2028
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3ASR (Registration Statement No. 333-289425), filed with the Securities and Exchange Commission on August 8, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due April 10, 2031
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 648,719,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,588.16
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3ASR (Registration Statement No. 333-289425), filed with the Securities and Exchange Commission on August 8, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due April 8, 2033
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,468,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,166.53
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3ASR (Registration Statement No. 333-289425), filed with the Securities and Exchange Commission on August 8, 2025.